Trade Receivables Sold, Deferred Proceeds from Sales and Collections of Deferred Proceeds (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Sale of Receivables [Line Items]
Collections of deferred proceeds	¥ 35,196	¥ 20,608	¥ 132,636
Pictures
Sale of Receivables [Line Items]
Total trade receivables sold	53,720
Deferred proceeds	22,188
U.S. Subsidiary
Sale of Receivables [Line Items]
Total trade receivables sold	247,863	355,872	476,855
Deferred proceeds	36,678	8,098	117,343
Collections of deferred proceeds	¥ 35,196	¥ 20,608	¥ 132,636